Income Taxes (Details Narrative) (10-K) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax assets	$ 855	$ 420	$ 506
Federal [Member]
Net loss carry forward		$ 691